Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2020
Entity Registrant Name	THE TAX-EXEMPT BOND FUND OF AMERICA
Entity Central Index Key	0000050142
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 16, 2020
Document Effective Date	Oct. 01, 2020
Prospectus Date	Oct. 01, 2020
American Funds Short-Term Tax-Exempt Bond Fund | Class T
Prospectus:
Trading Symbol	TAFSX
American Funds Short-Term Tax-Exempt Bond Fund | Class F-3
Prospectus:
Trading Symbol	SFTEX
American Funds Short-Term Tax-Exempt Bond Fund | Class F-2
Prospectus:
Trading Symbol	ASTFX
American Funds Short-Term Tax-Exempt Bond Fund | Class F-1
Prospectus:
Trading Symbol	FSTTX
American Funds Short-Term Tax-Exempt Bond Fund | Class A
Prospectus:
Trading Symbol	ASTEX
Limited Term Tax-Exempt Bond Fund of America | Class T
Prospectus:
Trading Symbol	TLTTX
Limited Term Tax-Exempt Bond Fund of America | Class F-3
Prospectus:
Trading Symbol	FLTEX
Limited Term Tax-Exempt Bond Fund of America | Class F-2
Prospectus:
Trading Symbol	LTEFX
Limited Term Tax-Exempt Bond Fund of America | Class F-1
Prospectus:
Trading Symbol	LTXFX
Limited Term Tax-Exempt Bond Fund of America | Class C
Prospectus:
Trading Symbol	LTXCX
Limited Term Tax-Exempt Bond Fund of America | Class A
Prospectus:
Trading Symbol	LTEBX
The Tax-Exempt Bond Fund of America | Class T
Prospectus:
Trading Symbol	TLLLX
The Tax-Exempt Bond Fund of America | Class F-3
Prospectus:
Trading Symbol	TFEBX
The Tax-Exempt Bond Fund of America | Class F-2
Prospectus:
Trading Symbol	TEAFX
The Tax-Exempt Bond Fund of America | Class F-1
Prospectus:
Trading Symbol	AFTFX
The Tax-Exempt Bond Fund of America | Class C
Prospectus:
Trading Symbol	TEBCX
The Tax-Exempt Bond Fund of America | Class A
Prospectus:
Trading Symbol	AFTEX
American High-Income Municipal Bond Fund | Class T
Prospectus:
Trading Symbol	TAHHX
American High-Income Municipal Bond Fund | Class F-3
Prospectus:
Trading Symbol	HIMFX
American High-Income Municipal Bond Fund | Class F-2
Prospectus:
Trading Symbol	AHMFX
American High-Income Municipal Bond Fund | Class F-1
Prospectus:
Trading Symbol	ABHFX
American High-Income Municipal Bond Fund | Class C
Prospectus:
Trading Symbol	AHICX
American High-Income Municipal Bond Fund | Class A
Prospectus:
Trading Symbol	AMHIX
The Tax-Exempt Fund of California | Class T
Prospectus:
Trading Symbol	TTCAX
The Tax-Exempt Fund of California | Class F-3
Prospectus:
Trading Symbol	EXCAX
The Tax-Exempt Fund of California | Class F-2
Prospectus:
Trading Symbol	TEFEX
The Tax-Exempt Fund of California | Class F-1
Prospectus:
Trading Symbol	TECFX
The Tax-Exempt Fund of California | Class C
Prospectus:
Trading Symbol	TECCX
The Tax-Exempt Fund of California | Class A
Prospectus:
Trading Symbol	TAFTX
American Funds Tax-Exempt Fund of New York | Class T
Prospectus:
Trading Symbol	TATEX
American Funds Tax-Exempt Fund of New York | Class F-3
Prospectus:
Trading Symbol	TFNYX
American Funds Tax-Exempt Fund of New York | Class F-2
Prospectus:
Trading Symbol	NYAFX
American Funds Tax-Exempt Fund of New York | Class F-1
Prospectus:
Trading Symbol	NYAEX
American Funds Tax-Exempt Fund of New York | Class C
Prospectus:
Trading Symbol	NYACX
American Funds Tax-Exempt Fund of New York | Class A
Prospectus:
Trading Symbol	NYAAX